Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Sociedad Minera Cerro Verde S.A.A.
Disclosure of derivative financial instruments [Line Items]
Schedule of embedded derivatives

			As of December 31, 2025
	Pounds		Provisional
	payable	Maturity	pricing	Forward pricing	Fair value
	(000)		US$/Pound	US$/Pound	US$(000)

Copper Concentrate	193,719	January to May 2026	Between 4.374 and 5.384	Between 5.623 and 5.654	143,536
Copper Cathode	3,750	January 2026	5.672	5.654	(65)
Molybdenum	6,856	January to April 2026	Between 19.558 and 22.435	19.023	(16,004)
	Ounces payable	Maturity	Provisional pricing	Forward pricing	Fair value
	(000)		US$/Ounces	US$/Ounces	US$(000)
Silver	560	January to March 2026	Between 45.730 and 67.000	Between 72.220 and 72.750	9,603

					137,070

			As of December 31, 2024
	Pounds
	payable	Maturity	Provisional pricing	Forward pricing	Fair value
	(000)		US$/Pound	US$/Pound	US$(000)

Copper Concentrate	182,734	January to May 2025	Between 4.015 and 4.410	Between 3.934 and 3.998	(33,125)
Copper Cathode	1,764	January 2025	4.011	3.934	(136)
Molybdenum	5,912	January to April 2025	Between 18.630 and 19.279	18.546	(2,885)

	Ounces
	payable	Maturity	Provisional pricing	Forward pricing	Fair value
	(000)		US$/Ounces	US$/Ounces	US$(000)
Silver	725	January to May 2025	Between 29.792 and 32.836	Between 29.060 and 29.670	(1,458)

					(37,604)